November 16, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	The Chartwell Funds (the “Trust”)
File Nos. 333-216993 and 811-23244 on behalf of
Chartwell Small Cap Value Fund (the “Fund”)

Dear Sir or Madam:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Investments and Risks summary (Item 3 to Form N1-A) in the Prospectus for the Fund, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on November 3, 2017 (Accession No. 0001398344-17-014235). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

 /s/ RITA DAM
Rita Dam
Fund Administrator

2220 E. Route 66, Ste 226
Glendora, CA  91740
626-914-4141